INVENTORY	6 Months Ended
Jun. 30, 2022
INVENTORY
INVENTORY

NOTE 3. INVENTORY

Inventory at June 30, 2022 and December 31, 2021 consisted of the following:

	June 30,	December 31,
	2022	2021
Raw materials	$63,960	$-
Work in process	-	-
Finished goods	108,350	39,461
Inventory, net	$172,310	$39,461